EXHIBIT 99.3

AMC EXCEPTION GRADES

Exception Grades

Run Date - 4/13/2026 8:00:18 AM

Deal ID	SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
143	[Redacted]	[Redacted]	[Redacted]		35841703			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided		The lender exception documentation was not located in the file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-23): Lender Exception with Compensating Factors provided. Buyer Comment (2026-02-18): Submitted tax lien paid docs and lender exception to [redacted] for review.			02/23/2026	2	C	B	C	B	C	B	C	B	C	B		TX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
143	[Redacted]	[Redacted]	[Redacted]		35825794			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Provide document to verify that the Tax Lien reflected on title has been paid off. The closing statement does not reflect the Tax lien payoff amount.				Reviewer Comment (2026-02-23): Document provided Buyer Comment (2026-02-18): Submitted tax lien paid docs and lender exception to [redacted] for review.	02/23/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
144	[Redacted]	[Redacted]	[Redacted]		35826980			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception Approved "Property is Rural. [redacted]. No LLPA . Comp Factors: [redacted]% DTI. [redacted] Reserves. $[redacted]. Residual Income.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. The qualifying DTI on the loan is at least [redacted] % less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by [redacted]% or more.	Borrower has been employed in the same industry for more than [redacted] years. DTI: [redacted]% Guideline Maximum DTI: [redacted]%	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-02-18): Client elects to waive with compensating factors.			02/18/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
144	[Redacted]	[Redacted]	[Redacted]		35844818			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the most recent [redacted] month mortgage pay history for the subject property.				Reviewer Comment (2026-02-23): Supplemental Credit Report Doc ID [redacted] is provided in file for subject [redacted] history. Exception cleared. Buyer Comment (2026-02-18): The supplemental credit report for the [redacted] for the subject property was provided in the initial shipping package Doc ID [redacted] with [redacted] reporting no late payments.	02/23/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
144	[Redacted]	[Redacted]	[Redacted]	35844843	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	File is missing evidence of the insurance verification for all properties except subject.	Reviewer Comment (2026-02-24): Received updated 1008 and 1003. Exception cleared.

Buyer Comment (2026-02-23): Updated 1003 and 1008 uploaded for review.

Reviewer Comment (2026-02-23): Final 1003 is reflecting expense $[redacted] which is tax amount as per tax document Doc ID [redacted], but the mortgage statement Doc ID [redacted] shows Taxes & Insurance are escrowed. Corrected Final 1003 and 1008 are required. Exception remains.

Buyer Comment (2026-02-18): All properties are free and clear of mortgage debt per the Final 1003 Doc ID [redacted] with the exception of [redacted], for which the mortgage statement was provided Doc ID [redacted]which reflects the taxes and insurance are escrowed.
																			02/24/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
145	[Redacted]	[Redacted]	[Redacted]		35816462			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	No evidence that borrower received a copy of updated appraisal [redacted] business days to closing.				Buyer Comment (2026-02-24): EV2 acknowledged. Reviewer Comment (2026-02-18): Received evidence of borrower's receipt of the appraisal on [redacted], however this was for the preliminary appraisal. Evidence of the borrowers receipt of the updated appraisal with the report date of [redacted] is missing. Buyer Comment (2026-02-18): Please ignore initial upload, this is the proof the appraisal was sent for this file. Buyer Comment (2026-02-18): Proof appraisal sent uploaded for review.			02/24/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
145	[Redacted]	[Redacted]	[Redacted]		35816465			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. with no valid change of circumstances and no cure was provided to borrower.				Reviewer Comment (2026-02-13): Sufficient Cure Provided At Closing		02/13/2026		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
145	[Redacted]	[Redacted]	[Redacted]	35816466	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted].	Subject loan transaction disbursed on [redacted], prior to t[redacted] business days from transaction date of [redacted].	Reviewer Comment (2026-02-24): Received prior security instrument. Loan had a redraw and a new security instrument had to be re-recorded. Condition cleared.

Buyer Comment (2026-02-24): The original DOT was signed on [redacted] which has been uploaded for review.  There was a partial redraw which is why the updated DOT signed on [redacted] was provided in the file.

Reviewer Comment (2026-02-24): Received the final ALTA statement showing a disbursement date of [redacted], however the consummation date was [redacted] which is confirmed by the Security Instrument. Condition remains.

Buyer Comment (2026-02-23): Final SS uploaded for review.

Reviewer Comment (2026-02-18): The file indicates the disbursement date was [redacted]. Please provide evidence from the title company of the correct disbursement date.

Reviewer Comment (2026-02-18): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: Truth in Lending Act:  Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted].

Buyer Comment (2026-02-18): NORTC Docs uploaded for review.
																			02/24/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
145	[Redacted]	[Redacted]	[Redacted]		35816467			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The note and RTC were both signed on [redacted], however the Security instrument was not signed and notarized until [redacted] which would be considered the transaction/consummation date.				Reviewer Comment (2026-02-18): Received required documentation. Condition cleared. Buyer Comment (2026-02-18): NORTC Docs uploaded to trailing docs for review.	02/18/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
145	[Redacted]	[Redacted]	[Redacted]		35822102			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third party verification documents for the Borrowers self-employed business in the file are not dated within [redacted] Business days to Note date.				Reviewer Comment (2026-02-18): Received required documentation. Condition cleared. Buyer Comment (2026-02-18): VVOE documentation uploaded to trailing docs for review.	02/18/2026			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
145	[Redacted]	[Redacted]	[Redacted]		35822103			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third party verification documents for the Borrowers self-employed business in the file are not dated within [redacted] Business days to Note date.				Reviewer Comment (2026-02-18): Received required documentation. Condition cleared. Buyer Comment (2026-02-18): VVOE documentation uploaded for review.	02/18/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
145	[Redacted]	[Redacted]	[Redacted]		35822112			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Third party verification documents for the Borrowers self-employed business in the file are not dated within [redacted] Business days to Note date.				Reviewer Comment (2026-02-18): Received required documentation. Condition cleared. Buyer Comment (2026-02-18): VVOE documentation uploaded to trailing docs for review.	02/18/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
145	[Redacted]	[Redacted]	[Redacted]		35844490			Compliance	Compliance	Federal Compliance	TILA	TILA Notice of Right to Cancel Expiration Date greater than Deal Start Date.	Rescission expiration date provided by lender on Notice of Right to Cancel has not expired as of time of review.	New rescission expires [redacted] at midnight. The exception may be cleared after the expiration.				Reviewer Comment (2026-02-24): New RTC period has expired. Buyer Comment (2026-02-23): The new rescission period has ended, please clear this finding, thank you.	02/24/2026			1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
145	[Redacted]	[Redacted]	[Redacted]		35905482			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure - [redacted] Cure	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2026-02-24): Sufficient Cure Provided within [redacted] of Closing		02/24/2026		1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
146	[Redacted]	[Redacted]	[Redacted]		35868089			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for seasoning. Borrower is completing a refinance to lower rate opened in [redacted]. Requirement is [redacted] months seasoning and loan to be a cash out refi for pricing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-23): Client elects to waive with compensating factors.			02/23/2026	2	B	B	B	B	B	B	B	B	B	B		AZ	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
146	[Redacted]	[Redacted]	[Redacted]		35868212			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Title shows a judgment to [redacted] for $[redacted] . Unable to locate evidence that the judgment is paid off and/or satisfied.				Reviewer Comment (2026-02-24): Received the title commitment with the judgment omitted. Exception Cleared. Buyer Comment (2026-02-23): Submitted title with omit	02/24/2026			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
148	[Redacted]	[Redacted]	[Redacted]		35904581			Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	-	Lender requested an exception which was approved for borrower is FTHB/FTI and only has [redacted] month housing history for primary. Lived rent free prior to currently verified primary residence with [redacted] months pay history verified.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-25): Client elects to waive with compensating factors.			02/25/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
150	[Redacted]	[Redacted]	[Redacted]		35924181			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than [redacted] days prior to the note date.	-	A lender exception was requested and approved to allow credit documentation that is [redacted] days old as of the note date. Compensating factors are FICO [redacted]+ points, Reserves greater than [redacted] months minimum.	The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted] Reserves: [redacted] Guideline Requirement: [redacted]	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-26): Client elects to waive with compensating factors.			02/26/2026	2	B	B	B	B	B	B	B	B	B	B		SC	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
155	[Redacted]	[Redacted]	[Redacted]		35952723			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD/CD is Missing in loan file.				Reviewer Comment (2026-03-06): Final closing statement located in the file. Exception cleared. Buyer Comment (2026-03-05): The Final settlement statement for the subject property was provided in the initial shipping package Doc ID [redacted] pages [redacted]. Reviewer Comment (2026-03-05): DOC ID [redacted] Closing statement property address does not match with Note address. Exception Remains. Buyer Comment (2026-03-04): Final Signed ALTA was included in the initial shipping package and is located in your portal under doc ID [redacted].	03/06/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
156	[Redacted]	[Redacted]	[Redacted]		35952143			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception requested and approved to allow rural property on DSCR.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-04): Client elects to waive with compensating factors.			03/04/2026	2	B	B	B	B	B	B	B	B	B	B		NY	Investment	Purchase		B	B	B	B			A	A		N/A	No
170	[Redacted]	[Redacted]	[Redacted]		35994727			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	The lender exception has been requested and approved for the loan to value percentage of [redacted]%which is greater than [redacted]% as required by guideline with the compensating factors of Fico [redacted]+, Reserves>[redacted] with DSCR > [redacted].	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2026-03-09): Client elects to waive with compensating factors.			03/09/2026	2	B	B	B	B	B	B	B	B	B	B		GA	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
170	[Redacted]	[Redacted]	[Redacted]		35994728			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	The lender exception has been requested and approved for the loan to value percentage of [redacted]%which is greater than [redacted]% as required by guideline with the compensating factors of Fico [redacted]+, Reserves>[redacted] with DSCR > [redacted].	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2026-03-09): Client elects to waive with compensating factors.			03/09/2026	2	B	B	B	B	B	B	B	B	B	B		GA	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
173	[Redacted]	[Redacted]	[Redacted]		36034662			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Credit Report in the file is dated more than [redacted] days to Note Date.				Reviewer Comment (2026-03-12): Per guidelines, a [redacted] day variance over the stated age of documents is allowed to accommodate closings Buyer Comment (2026-03-11): Per guidelines section [redacted] Age of Documents "[redacted]-calendar day variance over the stated age of documents is allowed to accommodate closings (with the exception of appraisals).", the credit report is dated [redacted], the Note Date is [redacted] representing [redacted], which meets guidelines as noted above.	03/12/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
176	[Redacted]	[Redacted]	[Redacted]		36057109			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2026-03-20): Supplement Title report received, exception cleared. Buyer Comment (2026-03-18): Supplemental title report uploaded for review.	03/20/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Investment	Refinance - Rate/Term		B	A	B	A			A	A		N/A	No
178	[Redacted]	[Redacted]	[Redacted]	36092153	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	File is missing a certificate of good standing dated within [redacted] days prior to closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Borrower's Own Funds Percent: [redacted]% Borrower's Own Funds Amount: $[redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-24): Lender Exception with Compensating Factors provided.

Buyer Comment (2026-03-24): Submitted lender exception for review. **Please note there are [redacted] lender approved exceptions on this form. The initial Exception was not delivered with the shipping package and was not discovered until the [redacted] exception was granted.

Buyer Comment (2026-03-24): Submitted Lender Exception form for review. **Please note that there are [redacted] exceptions noted on the form. The initial exception was not delivered for review and was not discovered until the [redacted] exception was granted.

Reviewer Comment (2026-03-23): Provided certificate of good standing is post close. Please provide certificate of good standing dated within [redacted] prior to closing. Exception remains.

Buyer Comment (2026-03-18): Submitted COGS for review.
																					03/24/2026	2	C	B	C	B	C	B	C	B	C	B		CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
187	[Redacted]	[Redacted]	[Redacted]		36116716			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud report is not provided				Reviewer Comment (2026-03-27): [redacted] signed the note as a member of the entity. Fraud Report is not required in the file. Exception Cleared. Buyer Comment (2026-03-24): The FraudGuard report was provided in the initial shipping package which can be located in your portal under the Fraud Report folder Doc ID [redacted]. Additionally there is only [redacted] borrower on the file [redacted], only signed as a member of the entity.	03/27/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A			A	A		N/A	No
187	[Redacted]	[Redacted]	[Redacted]		36116774			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.		Calculated Debt Service Coverage Ratio (Subject DSCR) of [redacted] does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) [redacted].				Reviewer Comment (2026-03-27): Removed the duplicate entries from the flood insurance. DSCR requirement met. Exception Cleared. Buyer Comment (2026-03-24): Please check your portal data, you have duplicate entries for the [redacted] coverage in your portal under Flood and Other insurance. The actual PITIA should be $[redacted]. $[redacted]market rents/$[redacted]PITIA = [redacted]% DSCR.	03/27/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A			A	A		N/A	No
188	[Redacted]	[Redacted]	[Redacted]		36120598			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than [redacted] days prior to the note date.	-	Credit report dated [redacted] is more than [redacted] days from Note date [redacted].				Reviewer Comment (2026-03-27): Per guides, A [redacted] day variance over the stated age of documents is allowed to accommodate closings. Exception cleared. Buyer Comment (2026-03-24): Per [redacted] Manual, "[redacted] only: A ([redacted]) calendar day variance from the expired date is allowed to accommodate closings on all documents except for the Appraisal…"	03/27/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
192	[Redacted]	[Redacted]	[Redacted]		36155250			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving use of STR income for subject property even though we are missing actual documents for this. Compensating factors are FICO [redacted]+ points, greater than [redacted] as [redacted], [redacted]+ and Multiple paid as agreed mortgages[redacted].	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Seasoned Borrower/Investor whose experience exceeds [redacted] completed projects. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	# of Properties Completed: [redacted] # of Projects (last [redacted] months): # of Renovation Projects Completed (purchased and exited): Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-26): Client elects to waive with compensating factors.			03/26/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
192	[Redacted]	[Redacted]	[Redacted]		36157370			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The security instrument is signed by the borrower/business entity, however there is a date section on the signature line that was not completed. Please provide the fully executed/dated Security Instrument.				Reviewer Comment (2026-03-31): Email from the title company about the date. Ok to use. Buyer Comment (2026-03-30): Email from settlement agent uploaded denoting the date from the borrower is not needed and will not affect insurability, as the notary section was completed.	03/31/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
197	[Redacted]	[Redacted]	[Redacted]	36194865	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.	Title Commitment reflects an open judgement of $[redacted] and no evidence it was satisfied/released.	Reviewer Comment (2026-04-06): Judgment is against the name of a different individual, not the property. Condition is cleared.

Reviewer Comment (2026-04-03): Outstanding liens affecting the title must be satisfied and released. No record or evidence confirming payment or release is available. Exception Remains.

Buyer Comment (2026-03-31): Seller's Settlement Stmt under doc ID [redacted] shows no payoff requirement for the [redacted] lien on title. The subject is a purchase transaction, and the lien is not associated with our borrower. Additionally, [redacted] would not have the final marked up title at time of submission and clear and clean title would not have conveyed if still open. Please escalate.
																			04/06/2026			1		A		A		A		A		A		NV	Investment	Purchase		A	A	A	A			A	A		N/A	No
198	[Redacted]	[Redacted]	[Redacted]	36195172	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.	Title Commitment reflects an open judgement of $[redacted] and no evidence it was satisfied/released.	Reviewer Comment (2026-04-06): Judgment is against a different individual not the property. Condition cleared.

Reviewer Comment (2026-04-03): No new document received. Per seller's settlement no judgment payoff is noted. Per title report, judgment in the amount of $[redacted] is reflecting. Require final title report without any judgment or evidence of judgment released/satisfied. Exception remains.

Buyer Comment (2026-03-31): Seller's Settlement Stmt under doc ID [redacted] shows no payoff requirement for the [redacted] lien on title. The subject is a purchase transaction, and the lien is not associated with our borrower. Additionally, [redacted] would not have the final marked up title at time of submission and clear and clean title would not have conveyed if still open. Please escalate.
																			04/06/2026			1	C	A	C	A	C	A	C	A	C	A		NV	Investment	Purchase		C	A	C	A			A	A		N/A	No
199	[Redacted]	[Redacted]	[Redacted]	36200154	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Reviewer Comment (2026-04-06): Cleared. Sufficient documentation provided.

Buyer Comment (2026-04-06): The Certificate of Formation for [redacted] Doc ID [redacted]denotes that the business purpose is Real Estate, the EIN provided Doc ID [redacted] denotes "Sole Proprietor" for [redacted], doing business as "[redacted]" and the LOE provided Doc ID [redacted]page [redacted] is [redacted]% owner of [redacted], additional documentation is not required.

Reviewer Comment (2026-04-03): Require operating agreement to verify ownership percentage. Exception remains.

Buyer Comment (2026-04-01): [redacted] are not required to file Operating Agreements in the State of [redacted]. File contains a letter from the borrower under doc ID [redacted], an Annual Report Certificate under doc ID [redacted], a Certificate of Formation under doc ID [redacted], an EIN validation under doc ID [redacted], and a Good Standing cert under doc ID [redacted].
																			04/06/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A			A	A		N/A	No
200	[Redacted]	[Redacted]	[Redacted]		36199923			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to and [redacted] is not in images.				Reviewer Comment (2026-04-06): Document provided [redacted] Buyer Comment (2026-04-01): Equivalent documents for non-structural items were provided in lieu of a 1004D and are located in your portal under doc ID [redacted]. Please escalate.	04/06/2026			1	C	A	C	A	C	A	C	A	C	A		NV	Investment	Refinance - Cash-out - Other		C	A	A	A			C	A		N/A	No